Long-term debt - Summary of Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt due within one year	$ (990)		$ (975)
Total long-term debt	$ 27,048		23,906
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	3.67%	3.67%
1976 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	9.38%	9.38%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	4.00%	4.00%
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 4,100		$ 1,750
2016 U.S. trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	3.26%	3.26%
1996 trust indenture (subordinated) | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	8.21%	8.21%
Lease liabilities | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2021	4.13%	4.13%
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Total debt	$ 28,160		24,970
Gross carrying amount | 1997 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	16,750		16,400
Gross carrying amount | 1976 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	975		1,100
Gross carrying amount | 2011 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	225		225
Gross carrying amount | 2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	5,188		2,228
Gross carrying amount | 1996 trust indenture (subordinated)
Disclosure of detailed information about borrowings [line items]
Total debt	275		275
Gross carrying amount | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	4,309		4,356
Gross carrying amount | Other
Disclosure of detailed information about borrowings [line items]
Total debt	438		386
Net unamortized discount
Disclosure of detailed information about borrowings [line items]
Total debt	26		19
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	$ 96		$ 70